FT Vest International Equity Moderate Buffer ETF - September Expense Example, No Redemption - FT Vest International Equity Moderate Buffer ETF - September - FT Vest International Equity Moderate Buffer ETF - September
Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	$ 1,108